UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7129


Federated Managed Allocation Portfolios
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(Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000
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(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
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(Name and address of agent for service)

Registrant's telephone number, including area code:  412-288-1900

Date of reporting period: 7/1/2006 - 6/30/2007

Federated Balanced Allocation Fund
Federated Conservative Allocation Fund
Federated Growth Allocation Fund
Federated Moderate Allocation Fund
Federated Target ETF Fund 2015
Federated Target ETF Fund 2025
Federated Target ETF Fund 2035

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the funds named above were entitled to vote.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Federated Managed Allocation Portfolios

By (Signature and Title)/s/ J. Christopher Donahue
                     J. Christopher Donahue
                     Principal Executive Officer and President

Date:  August 21, 2007